AUCTUS CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
AUCTUS CONVERTIBLE DEBT
Schedule of Auctus convertible notes payable
	September 30, 2022	December 31, 2021
Auctus Tranche 2	$329	$400
Auctus prepayment penalty	350	350
Auctus (March 31, 2020 Note)	-	161
Debt discount and issuance costs to be amortized	-	(14)
Auctus convertible notes payable	$679	$897

	Short-term convertible notes payable , including debt in default
	December 31, 2021	December 31, 2020
Auctus Tranche 1	-	700
Auctus Tranche 2	$400	$400
Auctus prepayment penalty	350	-
Auctus (March 31, 2020 Note)	161	113
Debt discount and issuance costs to be amortized	(14)	(262)
Convertible notes payable - short-term	$897	$951

Convertible notes in default
	Convertible notes payable, including debt in default
	December 31, 2021	December 31, 2020
GBP	$-	$1,709
GHS	-	181
Auctus	-	40
Convertible notes payable	$-	$1,930